Joint Venture (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Joint Ventures [Line Items]
Disclosure of Change in Investments in Joint Ventures

The changes in investment in the Joint Venture since initial contribution are as follows:

Initial contribution to Joint Venture – March 28, 2016	$
50% of net asset value of Minera Exar	13,276
50% of contribution for Joint Venture project development	5,000
Total initial contribution	18,276
Share of loss of Joint Venture	(3,987)
Translation adjustment	(1,153)
Investment in Joint Venture – December 31, 2016	13,136
Share of loss of Joint Venture	(4,850)
Translation adjustment	(2,127)
Contribution to Joint Venture by LAC	13,717
Elimination of unrealized gains on intercompany transactions	(239)
Investment in Joint Venture – December 31, 2017	19,637

Minera Exar
Disclosure Of Joint Ventures [Line Items]
Summary of Financial Statements Information of Joint Ventures

The following amounts represent the amounts presented in the financial statements of Minera Exar. They have been amended to reflect modifications for differences in accounting policies.

	December 31, 2017	December 31, 2016
	$	$
Current assets
Cash and cash equivalents	9,198	3,119
Other current assets	2,410	1,281
Total current assets	11,608	4,400
Non-current assets	66,821	28,261
Current liabilities	(13,189)	(6,268)
Non-current liabilities	(26,323)	(121)
Net assets	38,917	26,272

Summarized statement of loss from operations	For the year ended December 31, 2017	For the period March 28, 2016 - December 31, 2016
	$	$
Exploration expenditures	8,898	8,060
Depreciation	213	24
Other expenses/(income)	589	(108)
Loss from continuing operations	9,700	7,976